Other Net Operating Results	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Net Operating Results
22.	OTHER NET OPERATING RESULTS

	2018	2017	2016
Result of Companies’ revaluation(1)	11,980	—	—
Result for sale of participation in areas(1)	2,322	—	—
Lawsuits	(2,365)	(1,240)	(1,253)
Insurance	417	206	—
Construction incentive(2)	—	188	422
Temporary economic assistance(2)	—	—	759
Results from deconsolidation of subsidiaries(3)	—	—	1,528
Income from extension of concession agreements with partners of JO	—	—	1,407
Miscellaneous	(409)	32	531

	11,945	(814)	3,394

(1)	See Note 3.
(2)	See Note 31.
(3)	See Note 27.b.